Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Computation of Basic Earnings Per Equity Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basic earnings per share [abstract]
Profit attributable to equity holders of the Company	$ 3,158	$ 3,167	$ 2,981
Basic earnings per equity share - weighted average number of equity shares outstanding	4,141,611,738	4,138,568,090	4,180,897,857
Basic earnings per equity share	$ 0.76	$ 0.77	$ 0.71